CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Current assets
Cash	$ 106,745	$ 33,864
Restricted cash (Note 13 and 24)	25,860	0
Short-term investments	821	0
Accounts and other receivables (Note 4)	37,153	30,157
Biological assets (Note 5)	15,173	17,355
Inventories (Note 6)	67,351	63,598
Prepaid expenses and deposits	9,116	11,002
Total current assets	262,219	155,976
Restricted cash (Note 24)	0	17,893
Property, plant and equipment (Note 7)	96,231	99,046
Intangible assets and goodwill (Note 8)	8,092	10,624
Deferred charges and deposits (Note 7)	545	613
Other financial assets (Note 9)	40,727	8,437
Investments in associates (Note 15)	0	5,284
Net investment in sublease	46	582
Total assets	407,860	298,455
Current liabilities
Accounts payable and accrued liabilities	47,097	20,007
Other liabilities (Note 10)	1,086	1,228
Income taxes payable (Note 23)	0	94
Derivative liabilities (Note 11)	5,139	1,102
Total current liabilities	53,322	22,431
Long-term debt	25	79
Derivative liabilities (Note 11)	14,110	771
Preferred shares (Note 12 and 13)	31,070	0
Lease liabilities (Note 14)	3,344	3,551
Liabilities	101,871	26,832
SHAREHOLDERS' EQUITY
Share capital (Note 13)	852,891	776,906
Equity reserves (Note 13)	37,129	33,404
Accumulated other comprehensive loss (Note 9)	(63)	(159)
Accumulated deficit	(583,968)	(538,528)
Total equity	305,989	271,623
Total equity and liabilities	$ 407,860	$ 298,455